Public Offering - Schedule of Class A Common Stock Reflected on Balance Sheet (Details) - USD ($)	Sep. 30, 2021	Jan. 11, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Contingently redeemable Class A Common Stock	$ 345,000,000	$ 0	$ 0
IPO
Class Of Stock [Line Items]
Gross proceeds	345,000,000
Proceeds allocated to public warrants	(6,727,500)
Class A shares issuance costs	(19,027,372)
Accretion of carrying value to redemption value	(25,754,872)
Contingently redeemable Class A Common Stock	$ 345,000,000